Schedule of Investments (unaudited)
December 31, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
AZ-COM MARUWA Holdings Inc.	3,200	$22,403
Mitsui-Soko Holdings Co. Ltd.	1,600	75,143
Nippon Express Holdings Inc.	9,600	145,556
Sankyu Inc.	1,600	55,258
Senko Group Holdings Co. Ltd.	6,400	60,436
SG Holdings Co. Ltd.	17,600	168,240
Yamato Holdings Co. Ltd.	11,200	125,906
		652,942
Automobile Components — 2.5%
Aisin Corp.	19,200	214,506
Bridgestone Corp.	28,800	968,057
Denso Corp.	96,000	1,323,552
Koito Manufacturing Co. Ltd.	11,200	141,766
KYB Corp.	3,200	59,332
NHK Spring Co. Ltd.	9,600	120,127
Nifco Inc./Japan	3,200	76,975
Niterra Co. Ltd.	8,000	254,895
Sumitomo Electric Industries Ltd.	35,200	629,287
Sumitomo Rubber Industries Ltd.	9,600	107,787
Toyo Tire Corp.	6,400	98,437
Toyoda Gosei Co. Ltd.	3,200	55,878
Toyota Boshoku Corp.	4,800	62,117
Yokohama Rubber Co. Ltd. (The)	4,800	102,714
		4,215,430
Automobiles — 4.2%
Honda Motor Co. Ltd.	232,000	2,208,827
Isuzu Motors Ltd.	28,800	391,778
Mazda Motor Corp.	30,400	207,284
Mitsubishi Motors Corp.	40,000	133,669
Subaru Corp.	28,800	511,727
Suzuki Motor Corp.	78,400	878,421
Toyota Motor Corp.	121,620	2,374,659
Yamaha Motor Co. Ltd.	41,600	366,525
		7,072,890
Banks — 6.5%
Chiba Bank Ltd. (The)	28,800	221,985
Concordia Financial Group Ltd.	51,200	281,574
Fukuoka Financial Group Inc.	8,000	199,162
Mebuki Financial Group Inc.	46,400	187,978
Mitsubishi UFJ Financial Group Inc.	249,600	2,914,006
Mizuho Financial Group Inc.	120,050	2,930,725
Resona Holdings Inc.	118,400	853,519
Seven Bank Ltd.	33,600	66,537
Sumitomo Mitsui Financial Group Inc.	110,400	2,649,625
Sumitomo Mitsui Trust Group Inc.	33,608	785,067
		11,090,178
Beverages — 0.9%
Asahi Group Holdings Ltd.	73,600	772,114
Kirin Holdings Co. Ltd.	40,000	519,365
Suntory Beverage & Food Ltd.	6,400	203,340
Takara Holdings Inc.	8,000	68,688
		1,563,507
Biotechnology — 0.1%
PeptiDream Inc.(a)	4,800	79,668
Takara Bio Inc.	3,200	21,260
		100,928
Broadline Retail — 0.6%
ASKUL Corp.	3,200	34,133
Pan Pacific International Holdings Corp.	20,800	565,068
Security	Shares	Value
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	12,800	$291,430
Seria Co. Ltd.	3,200	57,346
		947,977
Building Products — 1.4%
AGC Inc.	9,600	280,425
Daikin Industries Ltd.	12,800	1,493,515
Nichias Corp.	1,600	56,495
Sanwa Holdings Corp.	9,600	265,159
Takasago Thermal Engineering Co. Ltd.	1,600	64,258
TOTO Ltd.	8,000	191,651
		2,351,503
Capital Markets — 1.5%
Daiwa Securities Group Inc.	68,800	453,993
Japan Exchange Group Inc.	57,600	639,096
Monex Group Inc.	11,200	67,795
Nihon M&A Center Holdings Inc.	14,400	59,954
Nomura Holdings Inc.	161,600	937,577
SBI Holdings Inc.	16,000	401,857
		2,560,272
Chemicals — 3.4%
ADEKA Corp.	3,200	57,001
Air Water Inc.	9,600	116,323
Daicel Corp.	11,200	98,986
Fujimi Inc.	3,200	48,108
Fuso Chemical Co. Ltd.	1,600	35,830
Kansai Paint Co. Ltd.	8,000	114,351
KH Neochem Co. Ltd.	1,600	20,612
Kuraray Co. Ltd.	14,400	206,262
Mitsubishi Chemical Group Corp.	70,400	355,564
Mitsubishi Gas Chemical Co. Inc.	8,000	141,900
Mitsui Chemicals Inc.	8,000	174,635
Nippon Paint Holdings Co. Ltd.	43,200	278,918
Nippon Sanso Holdings Corp.	9,600	266,380
Nissan Chemical Corp.	4,800	149,598
Nitto Denko Corp.	30,400	508,252
NOF Corp.	11,200	155,234
Shin-Etsu Chemical Co. Ltd.	64,000	2,107,976
Sumitomo Bakelite Co. Ltd.	3,200	77,429
Taiyo Holdings Co. Ltd.	1,600	41,253
Tokai Carbon Co. Ltd.	9,600	55,456
Tokyo Ohka Kogyo Co. Ltd.	4,800	104,653
Toray Industries Inc.	72,000	455,893
Tosoh Corp.	12,800	171,084
		5,741,698
Commercial Services & Supplies — 0.8%
Aeon Delight Co. Ltd.	1,600	43,924
Dai Nippon Printing Co. Ltd.	20,800	291,068
Japan Elevator Service Holdings Co. Ltd.	3,200	58,719
Pilot Corp.	1,600	49,189
Secom Co. Ltd.	20,800	706,365
Sohgo Security Services Co. Ltd.	17,600	120,526
		1,269,791
Construction & Engineering — 1.0%
COMSYS Holdings Corp.	4,800	98,492
EXEO Group Inc.	9,600	105,240
Hazama Ando Corp.	9,600	72,268
Infroneer Holdings Inc.	9,600	74,177
Kajima Corp.	22,400	405,773
Kandenko Co. Ltd.	6,400	93,393
Kyudenko Corp.	1,600	52,344
Obayashi Corp.	32,000	421,351

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
SHO-BOND Holdings Co. Ltd.	1,600	$52,869
Taisei Corp.	8,000	335,190
		1,711,097
Consumer Finance — 0.2%
Acom Co. Ltd.	17,600	42,626
AEON Financial Service Co. Ltd.	6,400	51,797
Credit Saison Co. Ltd.	6,400	149,032
Jaccs Co. Ltd.	1,600	39,560
Marui Group Co. Ltd.	6,400	102,092
		385,107
Consumer Staples Distribution & Retail — 1.7%
Cosmos Pharmaceutical Corp.	1,600	68,220
Create SD Holdings Co. Ltd.	1,600	28,429
Kobe Bussan Co. Ltd.	8,000	174,880
Kusuri no Aoki Holdings Co. Ltd.	3,200	65,924
Life Corp.	1,600	35,582
MatsukiyoCocokara & Co.	19,200	279,531
Seven & i Holdings Co. Ltd.	113,600	1,780,978
Sugi Holdings Co. Ltd.	6,400	100,272
Sundrug Co. Ltd.	3,200	81,395
Tsuruha Holdings Inc.	1,600	88,423
Welcia Holdings Co. Ltd.	4,800	62,530
Yaoko Co. Ltd.	1,600	95,841
		2,862,005
Diversified Telecommunication Services — 1.6%
Internet Initiative Japan Inc.	4,800	90,465
Nippon Telegraph & Telephone Corp.	2,627,200	2,624,215
U-Next Holdings Co. Ltd.	4,800	52,835
		2,767,515
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	35,200	369,285
Kansai Electric Power Co. Inc. (The)	48,000	532,026
Kyushu Electric Power Co. Inc.	22,400	200,363
		1,101,674
Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	6,400	342,155
Fujikura Ltd.	11,200	457,249
Mitsubishi Electric Corp.	100,800	1,702,082
		2,501,486
Electronic Equipment, Instruments & Components — 4.7%
Azbil Corp.	25,600	197,270
Canon Marketing Japan Inc.	1,600	52,112
Citizen Watch Co. Ltd.	9,600	56,405
Daiwabo Holdings Co. Ltd.	4,800	93,215
Dexerials Corp.	9,600	147,371
Furuya Metal Co. Ltd.	1,600	36,376
Hamamatsu Photonics KK	16,000	177,966
Hirose Electric Co. Ltd.	1,600	187,016
Horiba Ltd.	1,600	91,851
Ibiden Co. Ltd.	4,800	142,816
Jeol Ltd.	1,600	55,893
Kaga Electronics Co. Ltd.	1,600	29,187
Keyence Corp.	5,744	2,334,771
Kyocera Corp.	60,800	602,633
Macnica Holdings Inc.	8,000	92,221
Maruwa Co. Ltd./Aichi	200	60,342
Meiko Electronics Co. Ltd.	1,600	91,840
Murata Manufacturing Co. Ltd.	88,000	1,396,104
Omron Corp.	9,600	323,242
Shimadzu Corp.	14,400	403,032
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Taiyo Yuden Co. Ltd.	4,800	$67,504
TDK Corp.	86,400	1,112,709
Tokyo Electron Device Ltd.	1,600	30,505
Yokogawa Electric Corp.	11,200	238,216
		8,020,597
Entertainment — 2.6%
Capcom Co. Ltd.	19,200	417,668
GungHo Online Entertainment Inc.(a)	3,290	69,346
Koei Tecmo Holdings Co. Ltd.	8,080	94,725
Konami Group Corp.	3,400	318,139
Nexon Co. Ltd.	22,400	333,208
Nintendo Co. Ltd.	46,400	2,702,418
Square Enix Holdings Co. Ltd.	4,800	186,384
Toei Animation Co. Ltd.	3,200	71,590
Toho Co. Ltd./Tokyo	6,400	250,108
		4,443,586
Financial Services — 1.2%
Financial Products Group Co. Ltd.	3,200	58,369
Fuyo General Lease Co. Ltd.	1,600	118,198
GMO Payment Gateway Inc.	1,600	80,630
Mitsubishi HC Capital Inc.	48,000	316,331
Mizuho Leasing Co. Ltd.	9,600	63,912
ORIX Corp.	57,600	1,237,471
Tokyo Century Corp.	9,600	97,045
Zenkoku Hosho Co. Ltd.	3,200	112,547
		2,084,503
Food Products — 1.8%
Ajinomoto Co. Inc.	22,400	911,923
Calbee Inc.	4,800	95,834
Kikkoman Corp.	30,400	337,567
Kotobuki Spirits Co. Ltd.	6,400	88,125
MEIJI Holdings Co. Ltd.	12,800	260,401
Morinaga & Co. Ltd./Japan	4,800	82,797
Morinaga Milk Industry Co. Ltd.	3,200	59,525
NH Foods Ltd.	4,800	155,339
Nichirei Corp.	3,200	84,854
Nissin Foods Holdings Co. Ltd.	12,800	309,228
Nissui Corp.	14,400	81,922
Toyo Suisan Kaisha Ltd.	4,800	325,504
Yakult Honsha Co. Ltd.	14,400	272,769
		3,065,788
Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	4,800	66,002
Osaka Gas Co. Ltd.	19,200	419,934
Tokyo Gas Co. Ltd.	17,600	487,638
		973,574
Ground Transportation — 0.8%
Central Japan Railway Co.	38,400	720,597
Keikyu Corp.	12,800	105,926
Kintetsu Group Holdings Co. Ltd.	9,600	201,340
Odakyu Electric Railway Co. Ltd.	16,000	147,319
Seibu Holdings Inc.	11,200	227,838
		1,403,020
Health Care Equipment & Supplies — 3.2%
Asahi Intecc Co. Ltd.	11,200	181,722
Hoya Corp.	19,200	2,382,841
Nakanishi Inc.	4,800	72,379
Nihon Kohden Corp.	8,000	108,628
Olympus Corp.	57,600	859,982
Sysmex Corp.	25,600	469,368

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Terumo Corp.	67,200	$1,297,345
		5,372,265
Health Care Providers & Services — 0.1%
Amvis Holdings Inc.	1,600	7,376
BML Inc.	1,600	29,330
Medipal Holdings Corp.	11,200	168,434
Ship Healthcare Holdings Inc.	3,200	44,713
		249,853
Health Care Technology — 0.1%
M3 Inc.	20,800	180,229
Hotels, Restaurants & Leisure — 1.2%
Food & Life Companies Ltd.	4,800	100,986
McDonald's Holdings Co. Japan Ltd.	6,400	251,405
Oriental Land Co. Ltd./Japan	60,800	1,310,614
Round One Corp.	9,600	79,165
Zensho Holdings Co. Ltd.	6,400	362,450
		2,104,620
Household Durables — 3.4%
Haseko Corp.	8,000	102,822
Iida Group Holdings Co. Ltd.	9,600	144,344
JVCKenwood Corp.	8,000	88,098
Open House Group Co. Ltd.	3,200	108,067
Panasonic Holdings Corp.	116,800	1,193,766
Rinnai Corp.	4,800	98,671
Sekisui House Ltd.	28,800	686,710
Sony Group Corp.	145,600	3,068,598
Sumitomo Forestry Co. Ltd.	8,000	266,325
Tama Home Co. Ltd.	1,600	36,196
		5,793,597
Household Products — 0.4%
Lion Corp.	12,800	143,379
Unicharm Corp.	62,400	514,427
		657,806
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	8,000	130,580
Industrial Conglomerates — 2.1%
Hikari Tsushin Inc.	1,600	347,280
Hitachi Ltd.	118,400	2,899,621
Sekisui Chemical Co. Ltd.	19,200	328,747
		3,575,648
Insurance — 3.7%
Dai-ichi Life Holdings Inc.	44,800	1,193,756
MS&AD Insurance Group Holdings Inc.	70,400	1,520,464
Sompo Holdings Inc.	48,000	1,243,692
Tokio Marine Holdings Inc.	65,600	2,354,261
		6,312,173
Interactive Media & Services — 0.3%
Kakaku.com Inc.	6,400	97,514
LY Corp.	158,400	418,824
		516,338
IT Services — 3.3%
BIPROGY Inc.	3,200	96,007
Dentsu Soken Inc.	1,600	59,162
Fujitsu Ltd.	91,200	1,602,072
Future Corp.	3,200	37,383
GMO internet group Inc.	3,200	54,178
NEC Corp.	13,700	1,172,406
NEC Networks & System Integration Corp.(b)	3,200	66,449
Nomura Research Institute Ltd.	20,864	612,599
Security	Shares	Value
IT Services (continued)
NS Solutions Corp.	3,200	$82,263
NSD Co. Ltd.	3,200	68,188
NTT Data Group Corp.	25,600	486,781
Obic Co. Ltd.	17,600	523,747
Otsuka Corp.	11,200	256,141
SCSK Corp.	8,000	167,439
SHIFT Inc.(a)(b)	300	34,185
TIS Inc.	11,200	264,545
		5,583,545
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	27,200	648,590
Sankyo Co. Ltd.	11,200	150,791
Sega Sammy Holdings Inc.	9,600	186,071
Shimano Inc.	4,800	645,684
Yamaha Corp.	17,600	125,191
		1,756,327
Machinery — 6.2%
Amada Co. Ltd.	14,400	140,004
Daifuku Co. Ltd.	16,000	328,719
DMG Mori Co. Ltd.	6,400	101,838
Ebara Corp.	20,800	319,126
FANUC Corp.	48,000	1,253,902
Hitachi Construction Machinery Co. Ltd.	3,200	70,922
Hoshizaki Corp.	6,400	251,642
Komatsu Ltd.	48,000	1,307,632
Kubota Corp.	51,200	593,140
Makita Corp.	11,200	340,580
Minebea Mitsumi Inc.	17,600	281,919
MISUMI Group Inc.	16,000	245,973
Mitsubishi Heavy Industries Ltd.	174,400	2,431,824
Mitsubishi Logisnext Co. Ltd.	1,600	19,597
Miura Co. Ltd.	4,800	119,380
Nabtesco Corp.	6,400	113,100
NGK Insulators Ltd.	11,200	141,415
Nomura Micro Science Co. Ltd.(b)	1,600	22,925
Organo Corp.	1,600	81,964
SMC Corp.	3,200	1,242,628
Sumitomo Heavy Industries Ltd.	6,400	130,639
Takeuchi Manufacturing Co. Ltd.	1,600	50,135
Toyota Industries Corp.	8,000	643,404
Tsugami Corp.	1,600	15,630
Yaskawa Electric Corp.	11,200	285,826
		10,533,864
Marine Transportation — 1.0%
Iino Kaiun Kaisha Ltd.	3,200	23,730
Kawasaki Kisen Kaisha Ltd.	22,400	318,680
Mitsui OSK Lines Ltd.	19,200	668,128
Nippon Yusen KK	19,200	639,043
		1,649,581
Media — 0.2%
CyberAgent Inc.	24,000	165,157
Hakuhodo DY Holdings Inc.	11,200	84,814
		249,971
Metals & Mining — 1.3%
ARE Holdings Inc.	4,800	51,853
Daido Steel Co. Ltd.	6,400	48,043
Dowa Holdings Co. Ltd.	3,200	89,789
JFE Holdings Inc.	30,400	342,307
Kobe Steel Ltd.	20,800	207,916
Maruichi Steel Tube Ltd.	3,200	70,657
Mitsui Mining & Smelting Co. Ltd.	1,600	46,926

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Nippon Steel Corp.	51,200	$1,028,896
Sumitomo Metal Mining Co. Ltd.	12,800	291,827
Tokyo Steel Manufacturing Co. Ltd.	3,200	30,259
Yamato Kogyo Co. Ltd.	1,600	75,119
		2,283,592
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	3,200	141,265
ENEOS Holdings Inc.	168,000	881,354
Idemitsu Kosan Co. Ltd.	46,400	305,638
Inpex Corp.	41,600	523,389
Itochu Enex Co. Ltd.	1,600	16,542
Iwatani Corp.	9,600	108,571
Japan Petroleum Exploration Co. Ltd.	8,000	58,093
		2,034,852
Paper & Forest Products — 0.1%
Oji Holdings Corp.	41,600	158,991
Personal Care Products — 0.9%
Kao Corp.	24,000	971,077
Kobayashi Pharmaceutical Co. Ltd.(b)	1,600	63,169
Rohto Pharmaceutical Co. Ltd.	9,600	174,895
Shiseido Co. Ltd.	20,800	367,810
		1,576,951
Pharmaceuticals — 5.4%
Astellas Pharma Inc.	86,440	839,395
Chugai Pharmaceutical Co. Ltd.	30,400	1,340,066
Daiichi Sankyo Co. Ltd.	78,409	2,145,524
Eisai Co. Ltd.	12,800	348,539
Kyowa Kirin Co. Ltd.	11,200	168,425
Nippon Shinyaku Co. Ltd.	3,200	80,854
Ono Pharmaceutical Co. Ltd.	19,200	199,901
Otsuka Holdings Co. Ltd.	24,000	1,305,598
Shionogi & Co. Ltd.	32,000	448,805
Takeda Pharmaceutical Co. Ltd.	88,000	2,329,562
		9,206,669
Professional Services — 2.5%
BayCurrent Inc.	8,000	269,166
Bell System24 Holdings Inc.	1,600	13,033
Dip Corp.	1,600	25,315
JAC Recruitment Co. Ltd.	3,200	14,204
MEITEC Group Holdings Inc.	3,200	60,012
Pasona Group Inc.	1,600	20,665
Persol Holdings Co. Ltd.	94,400	141,415
Recruit Holdings Co. Ltd.	49,600	3,447,592
SMS Co. Ltd.	3,200	31,738
TechnoPro Holdings Inc.	6,400	119,666
Transcosmos Inc.	1,600	33,874
UT Group Co. Ltd.	1,600	22,068
Visional Inc.(a)	1,600	80,794
		4,279,542
Real Estate Management & Development — 2.6%
Daito Trust Construction Co. Ltd.	3,200	357,743
Daiwa House Industry Co. Ltd.	28,800	884,193
Hulic Co. Ltd.	22,400	194,561
Katitas Co. Ltd.	3,200	45,870
Mitsubishi Estate Co. Ltd.	56,000	777,378
Mitsui Fudosan Co. Ltd.	134,400	1,074,840
Nomura Real Estate Holdings Inc.	6,400	157,938
Starts Corp. Inc.	1,600	38,320
Sumitomo Realty & Development Co. Ltd.	16,000	497,581
Tokyo Tatemono Co. Ltd.	8,000	132,032
Security	Shares	Value
Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	30,400	$185,544
		4,346,000
Semiconductors & Semiconductor Equipment — 4.2%
Advantest Corp.	30,400	1,728,508
Disco Corp.	4,800	1,273,332
Ferrotec Holdings Corp.	3,200	51,756
Japan Material Co. Ltd.	3,200	33,895
Lasertec Corp.	4,800	449,976
Mitsui High-Tec Inc.	4,800	24,796
Renesas Electronics Corp.	75,200	951,657
Rohm Co. Ltd.	19,200	178,399
Rorze Corp.	4,800	45,350
SCREEN Holdings Co. Ltd.	4,800	283,379
Shinko Electric Industries Co. Ltd.(a)	3,200	115,681
SUMCO Corp.	19,200	141,398
Tokyo Electron Ltd.	11,200	1,683,576
Tokyo Seimitsu Co. Ltd.	1,600	72,789
Towa Corp.(b)	3,200	30,477
Ulvac Inc.	1,600	61,373
		7,126,342
Software — 0.3%
Justsystems Corp.	1,600	35,441
Oracle Corp./Japan	1,600	153,130
Rakus Co. Ltd.	4,800	55,881
Systena Corp.	16,000	36,669
Trend Micro Inc./Japan(a)	4,800	258,783
		539,904
Specialty Retail — 2.1%
ABC-Mart Inc.	4,800	96,839
Adastria Co. Ltd.	1,600	35,048
Fast Retailing Co. Ltd.	5,900	1,990,315
IDOM Inc.	3,200	22,772
Nextage Co. Ltd.	3,200	28,525
Nitori Holdings Co. Ltd.	3,800	450,271
Nojima Corp.	3,200	46,289
PAL GROUP Holdings Co. Ltd.	1,600	30,989
Sanrio Co. Ltd.	8,000	278,868
Shimamura Co. Ltd.	3,200	177,954
USS Co. Ltd.	20,800	180,553
Workman Co. Ltd.	1,600	45,246
ZOZO Inc.	8,000	246,383
		3,630,052
Technology Hardware, Storage & Peripherals — 2.0%
Brother Industries Ltd.	12,800	216,525
Canon Inc.	49,600	1,611,090
FUJIFILM Holdings Corp.	60,800	1,257,928
MCJ Co. Ltd.	4,800	43,336
Seiko Epson Corp.	12,800	230,951
		3,359,830
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	36,800	717,887
Goldwin Inc.	1,600	89,281
		807,168
Tobacco — 0.9%
Japan Tobacco Inc.	59,200	1,518,647
Trading Companies & Distributors — 6.2%
Hanwa Co. Ltd.	1,600	50,205
Inabata & Co. Ltd.	3,200	67,386
ITOCHU Corp.	51,200	2,517,728
Kanematsu Corp.	3,200	53,089

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Marubeni Corp.	84,800	$1,272,727
Mitsubishi Corp.	121,600	1,989,585
Mitsui & Co. Ltd.	107,200	2,223,233
MonotaRO Co. Ltd.	14,400	244,711
Sojitz Corp.	11,220	228,662
Sumitomo Corp.	62,400	1,350,408
Toyota Tsusho Corp.	32,000	565,905
		10,563,639
Wireless Telecommunication Services — 2.5%
KDDI Corp.	72,000	2,293,243
SoftBank Corp.	1,576,000	1,989,444
		4,282,687
Total Long-Term Investments — 99.7% (Cost: $169,555,909)		169,268,331
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	176,325	176,413
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	60,000	$60,000
Total Short-Term Securities — 0.1% (Cost: $236,430)		236,413
Total Investments — 99.8% (Cost: $169,792,339)		169,504,744
Other Assets Less Liabilities — 0.2%		364,650
Net Assets — 100.0%		$169,869,394

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$96,952	$79,523 (a)	$—	$(54)	$(8)	$176,413	176,325	$771 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	40,000 (a)	—	—	—	60,000	60,000	1,983	—
				$(54)	$(8)	$236,413		$2,754	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	25	03/13/25	$437	$(6,083)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® JPX-Nikkei 400 ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$403,780	$168,864,551	$—	$169,268,331
Short-Term Securities
Money Market Funds	236,413	—	—	236,413
	$640,193	$168,864,551	$—	$169,504,744
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(6,083)	$—	$(6,083)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.